Segment and Revenue by Geography and by Major Customer (Details) - Schedule of Long Lived Assets by Geography - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Long lived assets	$ 5,156	$ 6,614	$ 2,741
Domestic (Israel) [Member]
Segment Reporting Information [Line Items]
Long lived assets	4,419	5,827	2,259
Taiwan [Member]
Segment Reporting Information [Line Items]
Long lived assets	296	184	199
China [Member]
Segment Reporting Information [Line Items]
Long lived assets	176	225	210
USA [Member]
Segment Reporting Information [Line Items]
Long lived assets	139	217	73
Singapore [Member]
Segment Reporting Information [Line Items]
Long lived assets	72	124
Other [Member]
Segment Reporting Information [Line Items]
Long lived assets	$ 54	$ 37